Derivatives	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about hedging instruments [abstract]
Derivatives	Derivatives
Derivatives by category

	June 30, 2026			December 31, 2025
Skr mn	Assets Fair value	Liabilities Fair value	Nominal amounts	Assets Fair value	Liabilities Fair value	Nominal amounts
Interest rate-related contracts	2,784	1,310	533,585	4,624	1,332	510,865
Currency-related contracts	4,423	2,392	147,643	2,097	7,550	137,052
Contracts related to commodities, credit risk, etc.	—	114	2,983	—	105	2,890
Total derivatives	7,208	3,816	684,211	6,721	8,988	650,807
In accordance with SEK’s policies with regard to counterparty, interest rate, currency exchange, and other exposures, SEK uses, and is a party to, different kinds of derivative instruments, mostly various interest rate-related and currency exchange-related contracts, primarily to hedge risk exposure inherent in financial assets and liabilities. These contracts are carried at fair value in the statements of financial position on a contract-by-contract basis.